Cash and Interest Bearing Deposits with Banks (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Disclosure of Cash and Interest Bearing Deposits with Banks
Cash and Cash Equivalents

(Canadian $ in millions)	2020	2019
Cash and deposits with banks (1)	55,926	47,598
Cheques and other items in transit, net	1,482	1,205
Total cash and cash equivalents	57,408	48,803

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.